UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2012



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2012



[LOGO OF USAA]
   USAA(R)

                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

 ==================================================

       ANNUAL REPORT
       USAA TAX EXEMPT INTERMEDIATE-TERM FUND
       FUND SHARES o ADVISER SHARES
       MARCH 31, 2012

 ==================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...[A]S WE EXPECTED, THE TAX-EXEMPT
BOND MARKET RALLIED STRONGLY DURING                [PHOTO OF DANIEL S. McNAMARA]
THE REPORTING PERIOD."

--------------------------------------------------------------------------------

MAY 2012

The decline of long-term interest rates during the reporting period was remarkable. When the 10-year U.S. Treasury yield was near 3.5% on March 31, 2011, most observers doubted it could drop much further. In fact, rates defied expectations and fell dramatically over the year. The 10-year Treasury yield was 2.21% on March 31, 2012, and it had been even lower just a few weeks earlier.

As the fiscal year began, investors were optimistic that the U.S. economy was improving -- though the unemployment rate remained stubbornly high and consumer spending was muted -- and that the problems in Europe had been contained. As spring turned into summer, investors' attention was diverted by the partisan wrangling in Congress over the raising of the nation's debt ceiling. As the debt ceiling debate receded, investors recognized that the U.S. economy and Europe were both weaker than originally hoped. Fear once again dominated the markets and investors sought the relative safety of high-quality bonds. Yields, which move in the opposite direction of prices, fell as the bond markets traded higher.

To support the on-again, off-again economic recovery, the Federal Reserve (the
Fed) continued to hold short-term interest rates in a range between zero and 0.25% throughout the reporting period. The Fed also sought to lower the cost of borrowing by selling shorter-term bonds in its portfolio of securities and buying longer-term bonds, thereby pushing down long-term interest rates (known in the media as "Operation Twist"). As the reporting period ended, yields rose slightly as investors regained some confidence that the European Central Bank would be successful in its efforts to stabilize the markets and that stronger-than-expected fourth-quarter economic activity would be sustained in 2012.

At the time of this writing, the United States appears to be one of the strongest economies among developed nations. Europe's economy is contracting, and Japan's economy is slowing. The question remains: Is the economy in a self-sustaining recovery or is recent economic growth

================================================================================

================================================================================

an anomaly, perhaps the result of increased consumer spending during an extraordinarily mild winter? The Fed has certainly pumped significant liquidity into the U.S. financial system in order to stimulate spending and borrowing. Whether that has translated into sustainable economic growth is unknown.

Against this backdrop, and much as we expected, the tax-exempt bond market rallied strongly during the reporting period. The USAA tax-exempt bond funds also performed well. The performance of tax-exempt bonds during the reporting period is a strong argument for adhering to a long-term strategy. Investors who sold some or all of their holdings in reaction to predictions of widespread municipal defaults may have missed opportunities to enjoy the returns of our tax-exempt bond funds. We have always believed that state and local governments would make the tough decisions to raise revenue and cut spending. Coupled with an upturn in economic activity, these efforts have improved their fiscal situations.

Tax-exempt bond prices increased significantly during the reporting period, and shareholders should not expect the same type of appreciation going forward. However, we believe that municipal bond investments continue to have a place in a diversified portfolio, primarily because of the tax-exempt income they provide. Our team of municipal bond managers and analysts will continue to maintain their income focus as they seek attractive investments for the funds.

At the same time, yields are at historic lows in the money markets. Some investors may find that other investments, such as short-term certificates of deposit (CDs) and short duration bond funds -- potentially offering higher yields than money markets -- could be attractive alternatives.

From all of us here at USAA Asset Management Company, thank you for allowing us to serve your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Some income may be subject to state or local taxes. o Investing in securities products involves risk, including possible loss of principal. o DIVERSIFICATION IS A TECHNIQUE TO HELP REDUCE RISK. THERE IS NO ABSOLUTE GUARANTEE THAT DIVERSIFICATION WILL PROTECT AGAINST A LOSS OF INCOME. o CDs are insured by the FDIC and offer a fixed rate of return, whereas the return and principal value of an investment in bond fund will fluctuate with changes in market conditions so that shares, when redeemed, may be worth more or less than original cost. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the these funds. Investors are encouraged to closely monitor changes in any factor which may affect their investments.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            6

SHAREHOLDER VOTING RESULTS                                                    16

FINANCIAL INFORMATION

  Distributions to Shareholders                                               17

  Report of Independent Registered Public Accounting Firm                     18

  Portfolio of Investments                                                    19

  Notes to Portfolio of Investments                                           41

  Financial Statements                                                        43

  Notes to Financial Statements                                               46

EXPENSE EXAMPLE                                                               60

TRUSTEES' AND OFFICERS' INFORMATION                                           62

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA TAX EXEMPT INTERMEDIATE-TERM FUND (THE FUND) IS A TAX-EXEMPT BOND FUND WITH AN INVESTMENT OBJECTIVE OF PROVIDING INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities the interest on which is exempt from federal income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is between three and 10 years.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

REGINA SHAFER, CPA, CFA                                 [PHOTO OF REGINA SHAFER]
USAA Asset Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA TAX EXEMPT INTERMEDIATE-TERM FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

   The Fund Shares provided a total return of 11.25% versus an average return of 9.20% for the 172 funds in the Lipper Intermediate Municipal Debt Funds Average. This compares to returns of 9.39% for the Lipper Intermediate Municipal Debt Funds Index and 12.07% for the Barclays Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 4.02% compared to the Lipper category average of 2.75%.

o  WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   The tax-exempt bond market, which began a sustained rally in January 2011, was among the best-performing asset classes of the 12-month reporting period. Supply and demand factors, coupled with a strong Treasury market, drove performance. New issue supply was light as state and local municipalities maintained austere budgets, postponing capital projects and, therefore, issuing fewer bonds.

   Refer to pages 9 and 10 for benchmark definitions.

   High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future. o Past performance is no guarantee of future results.

================================================================================

2  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   In addition, the volume of new supply was less than the amount of bonds that matured or were called. Although new issuance trended up during the last quarter, most of it was refunding -- that is, state and municipal governments replaced higher-yielding bonds with debt issued at lower interest rates. Low supply and robust demand supported higher municipal bond prices as yields declined.

   Tax-exempt prices also benefited from the rally in U.S. Treasuries, which municipals tend to follow over time. Investors seemed to prefer the safety and quality of U.S. government securities as economic growth slowed in mid-2011 and concern increased about Greece's debt problems. The Federal Reserve's (the Fed) announcement that it would extend the maturity of its portfolio of securities by selling shorter-term bonds and buying longer-term bonds ("Operation Twist") also pushed longer-term Treasury yields lower.

   The Treasury bond rally reversed temporarily in March, as Europe's financial problems seemed less urgent. Tax-exempt bond prices also declined, but to a lesser extent. Intermediate-term municipal yields were impacted the most. The yield on 10-year AAA general obligation bonds fell from 3.19% on March 31, 2011, to a low of 1.67% on January 17, 2012, and then ended the fiscal year at 2.11%.

   States and municipalities made progress with their fiscal challenges. Despite dire predictions by some, state and local governments have taken actions to balance their budgets. States benefited from eight consecutive quarters of increased tax revenues, which helped fill budget gaps.

o  WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

   We continue to manage the portfolio with a focus on income. Over the long term, the portfolio's tax-free income distribution contributes the majority of its total return (see page 7). Our income approach

   AS INTEREST RATES RISE, EXISTING BOND PRICES FALL.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

   often tilts the portfolio toward bonds in the BBB and A rated categories. We concentrated our purchases in general obligation and essential service revenue bonds -- where we felt there were attractive risk and return characteristics. We continued to maintain a well diversified portfolio of primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax for individuals.

   As always, we relied on our municipal analysts to help us identify investments for the Fund. We continue to do our own credit research and do not rely on the opinion of credit agencies to evaluate investments for the Fund. We also monitor every holding in the portfolio. To limit exposure to an unexpected event, the Fund is diversified both by issuer and geographic area. There are more than 500 bonds in the Fund.

o  WHAT IS YOUR OUTLOOK?

   We expect the U.S. economy to continue its slow-growth expansion. Despite the decline in unemployment and an increase in consumer spending, the housing market remains weak. Some observers appear concerned that inflation could emerge as economic conditions improve. The Fed has reiterated its commitment to low interest rates, saying it plans to keep short-term rates between zero and 0.25% until sometime in 2014. We expect Europe's fiscal troubles could remain a source of volatility.

   A number of state and local governments continue to face budgetary challenges, but we have confidence that they will continue working to maintain fiscal balance by cutting expenses and increasing revenues. We do not expect a material change in the strong debt repayment record of municipal issuers. Overall, municipal credit quality remains strong. Although occasional one-off problems are likely given the size and diversity of the tax-exempt market, we expect such occurrences will be the exception, not the rule.

   Diversification does not guarantee a profit or prevent a loss.

================================================================================

4  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   During the reporting period, tax-exempt bond prices increased significantly. Nevertheless, municipal bonds continue to look attractive relative to other fixed-income alternatives, largely because of their tax-free yields and strong credit quality. We believe that it is hard to predict interest rates, and shareholders should continue making investment decisions based on their long-term goals, risk tolerance, and time horizon. Over time, tax-free income will make up most of the Fund's total return.

   Thank you for your continued confidence in us.

   Some income may be subject to state or local taxes but not the alternative minimum tax.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT INTERMEDIATE-TERM FUND SHARES (Ticker Symbol: USATX)

--------------------------------------------------------------------------------
                                              3/31/12               3/31/11
--------------------------------------------------------------------------------
Net Assets                                $3,231.5 Million      $2,794.6 Million
Net Asset Value Per Share                      $13.41                $12.56

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                 $0.540                $0.560
Capital Gain Distributions Per Share           $0.002                $0.007
Dollar-Weighted Average
Portfolio Maturity                            8.9 Years             9.6 Years

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/12
--------------------------------------------------------------------------------
   1 Year                           5 Years                          10 Years
   11.25%                            5.01%                             4.99%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD AS OF 3/31/12*                EXPENSE RATIO AS OF 3/31/11**
--------------------------------------------------------------------------------
             2.59%                                           0.52%

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

*Calculated as prescribed by the Securities and Exchange Commission.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED AUGUST 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance go to www.usaa.com.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

6  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED MARCH 31, 2012

--------------------------------------------------------------------------------
                 TOTAL RETURN     =    DIVIDEND RETURN       +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years              4.99%       =         4.55%            +         0.44%
5 Years               5.01%       =         4.57%            +         0.44%
1 Year               11.25%       =         4.47%            +         6.78%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED MARCH 31, 2003-MARCH 31, 2012

    [CHART OF ANNUAL TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

                  TOTAL RETURN    DIVIDEND RETURN    CHANGE IN SHARE PRICE
3/31/2003             8.29%            5.12%                 3.17%
3/31/2004             5.32             4.72                  0.60%
3/31/2005             2.51             4.29                 -1.78%
3/31/2006             3.69             4.21                 -0.52%
3/31/2007             5.10             4.30                  0.80%
3/31/2008             0.44             4.28                 -3.84%
3/31/2009            -1.22             4.67                 -5.89%
3/31/2010            13.07             5.01                  8.06%
3/31/2011             2.29             4.34                 -2.05%
3/31/2012            11.25             4.47                  6.78%

                                   [END CHART]

   NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the periods ended 3/31/12, and assuming marginal federal tax
rates of:                           25.00%       28.00%       33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD         DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years            4.55%            6.07%        6.32%        6.79%       7.00%
5 Years             4.57%            6.09%        6.35%        6.82%       7.03%
1 Year              4.47%            5.96%        6.21%        6.67%       6.88%

To match the Fund Shares' closing 30-day SEC Yield of 2.59% on 3/31/12,

A FULLY TAXABLE INVESTMENT MUST PAY: 3.46%        3.60%        3.87%       3.99%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2011 tax rates.

================================================================================

8  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                       USAA TAX EXEMPT      LIPPER INTERMEDIATE
              BARCLAYS MUNICIPAL      INTERMEDIATE-TERM        MUNICIPAL DEBT
                  BOND INDEX             FUND SHARES            FUNDS INDEX
03/31/02          $10,000.00             $10,000.00             $10,000.00
04/30/02           10,195.45              10,165.29              10,194.62
05/31/02           10,257.40              10,217.93              10,249.62
06/30/02           10,365.86              10,296.52              10,353.99
07/31/02           10,499.17              10,409.56              10,473.94
08/31/02           10,625.39              10,493.86              10,570.26
09/30/02           10,858.11              10,668.08              10,754.45
10/31/02           10,678.11              10,528.84              10,591.47
11/30/02           10,633.73              10,509.12              10,548.35
12/31/02           10,858.11              10,695.42              10,757.07
01/31/03           10,830.60              10,674.99              10,718.00
02/28/03           10,982.02              10,821.83              10,866.39
03/31/03           10,988.59              10,829.31              10,863.40
04/30/03           11,061.19              10,904.16              10,932.67
05/31/03           11,320.19              11,111.07              11,154.97
06/30/03           11,272.08              11,045.69              11,102.69
07/31/03           10,877.64              10,743.14              10,767.33
08/31/03           10,958.76              10,830.89              10,847.49
09/30/03           11,280.96              11,086.90              11,125.35
10/31/03           11,224.15              11,048.99              11,071.93
11/30/03           11,341.13              11,154.96              11,160.40
12/31/03           11,435.04              11,248.95              11,226.25
01/31/04           11,500.54              11,291.18              11,268.48
02/29/04           11,673.62              11,466.15              11,426.79
03/31/04           11,632.97              11,405.03              11,356.35
04/30/04           11,357.47              11,194.56              11,119.31
05/31/04           11,316.28              11,173.28              11,105.11
06/30/04           11,357.47              11,231.41              11,132.59
07/31/04           11,506.93              11,350.65              11,244.02
08/31/04           11,737.53              11,553.78              11,429.49
09/30/04           11,799.84              11,611.86              11,465.21
10/31/04           11,901.37              11,696.19              11,527.13
11/30/04           11,803.21              11,588.97              11,434.36
12/31/04           11,947.35              11,729.42              11,546.18
01/31/05           12,059.01              11,829.60              11,596.21
02/28/05           12,018.89              11,791.88              11,546.56
03/31/05           11,943.09              11,691.27              11,461.23
04/30/05           12,131.44              11,875.89              11,611.72
05/31/05           12,217.18              11,960.27              11,677.88
06/30/05           12,292.97              12,019.51              11,735.49
07/31/05           12,237.41              11,952.82              11,672.92
08/31/05           12,360.96              12,074.85              11,772.93
09/30/05           12,277.71              12,001.29              11,712.49
10/31/05           12,203.15              11,931.11              11,651.45
11/30/05           12,261.73              11,990.77              11,698.11
12/31/05           12,367.18              12,091.97              11,778.57
01/31/06           12,400.55              12,121.78              11,808.92
02/28/06           12,483.80              12,210.25              11,860.02
03/31/06           12,397.71              12,125.99              11,790.24
04/30/06           12,393.45              12,100.90              11,786.34
05/31/06           12,448.66              12,162.20              11,841.78
06/30/06           12,401.79              12,114.47              11,795.36
07/31/06           12,549.31              12,257.79              11,918.13
08/31/06           12,735.52              12,432.69              12,073.13
09/30/06           12,824.10              12,524.75              12,144.51
10/31/06           12,904.52              12,585.84              12,201.29
11/30/06           13,012.09              12,686.69              12,276.65
12/31/06           12,966.11              12,641.87              12,234.13
01/31/07           12,932.92              12,625.32              12,208.14
02/28/07           13,103.33              12,784.74              12,338.35
03/31/07           13,071.03              12,743.40              12,326.22
04/30/07           13,109.72              12,786.25              12,357.71
05/31/07           13,051.68              12,723.83              12,309.68
06/30/07           12,984.04              12,653.05              12,263.24
07/31/07           13,084.69              12,725.78              12,341.82
08/31/07           13,028.24              12,628.63              12,333.15
09/30/07           13,221.03              12,827.73              12,482.25
10/31/07           13,279.96              12,873.84              12,517.57
11/30/07           13,364.64              12,913.36              12,602.44
12/31/07           13,401.74              12,883.52              12,626.33
01/31/08           13,570.73              13,060.15              12,832.42
02/29/08           12,949.43              12,438.87              12,372.76
03/31/08           13,319.55              12,798.57              12,637.42
04/30/08           13,475.41              12,928.55              12,708.60
05/31/08           13,556.88              13,030.03              12,784.32
06/30/08           13,403.87              12,903.89              12,657.61
07/31/08           13,454.81              12,901.64              12,714.57
08/31/08           13,612.27              13,044.96              12,852.12
09/30/08           12,973.92              12,452.77              12,370.56
10/31/08           12,841.50              12,133.86              12,230.44
11/30/08           12,882.33              12,088.12              12,252.49
12/31/08           13,070.14              11,939.38              12,339.13
01/31/09           13,548.54              12,570.43              12,839.70
02/28/09           13,619.73              12,622.82              12,787.43
03/31/09           13,622.21              12,642.08              12,779.20
04/30/09           13,894.34              12,949.90              12,996.17
05/31/09           14,041.33              13,247.48              13,143.51
06/30/09           13,909.79              13,138.34              13,039.11
07/31/09           14,142.51              13,387.94              13,255.22
08/31/09           14,384.29              13,599.00              13,394.68
09/30/09           14,900.50              14,161.34              13,778.88
10/31/09           14,587.72              13,930.90              13,507.20
11/30/09           14,708.25              14,067.02              13,713.52
12/31/09           14,757.96              14,121.80              13,740.54
01/31/10           14,834.82              14,213.50              13,815.52
02/28/10           14,978.61              14,354.21              13,951.30
03/31/10           14,942.75              14,294.99              13,876.18
04/30/10           15,124.35              14,473.44              14,009.35
05/31/10           15,237.78              14,578.50              14,104.64
06/30/10           15,246.84              14,575.55              14,107.65
07/31/10           15,436.96              14,754.09              14,290.59
08/31/10           15,790.39              15,064.70              14,579.49
09/30/10           15,765.71              15,060.00              14,531.85
10/31/10           15,722.05              15,010.28              14,496.95
11/30/10           15,407.67              14,743.65              14,279.44
12/31/10           15,109.08              14,521.84              14,072.63
01/31/11           14,997.78              14,399.68              13,997.24
02/28/11           15,236.54              14,650.70              14,196.99
03/31/11           15,185.77              14,622.61              14,156.06
04/30/11           15,457.72              14,853.84              14,370.76
05/31/11           15,721.87              15,081.88              14,572.90
06/30/11           15,776.72              15,171.16              14,607.51
07/31/11           15,937.73              15,319.55              14,738.54
08/31/11           16,210.39              15,515.61              14,935.98
09/30/11           16,377.97              15,654.75              14,999.22
10/31/11           16,317.08              15,610.22              14,939.40
11/30/11           16,413.47              15,723.92              15,051.22
12/31/11           16,725.72              15,998.19              15,318.39
01/31/12           17,112.53              16,359.48              15,609.80
02/29/12           17,129.39              16,362.63              15,614.31
03/31/12           17,018.09              16,269.81              15,485.02

                                   [END CHART]

                       Data from 3/31/02 through 3/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                             USAA TAX EXEMPT                LIPPER INTERMEDIATE
                            INTERMEDIATE-TERM                  MUNICIPAL DEBT
                               FUND SHARES                     FUNDS AVERAGE
03/31/03                          4.82%                            3.62%
03/31/04                          4.56                             3.38
03/31/05                          4.31                             3.38
03/31/06                          4.20                             3.44
03/31/07                          4.18                             3.52
03/31/08                          4.45                             3.54
03/31/09                          4.93                             3.84
03/31/10                          4.47                             3.32
03/31/11                          4.46                             3.05
03/31/12                          4.02                             2.75

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 3/31/03 to 3/31/12.

The Lipper Intermediate Municipal Debt Funds Average is an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

10  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

USAA TAX EXEMPT INTERMEDIATE-TERM FUND ADVISER SHARES (Ticker Symbol: UTEIX)

--------------------------------------------------------------------------------
                                                  3/31/12            3/31/11
--------------------------------------------------------------------------------
Net Assets                                     $5.8 Million       $4.8 Million
Net Asset Value Per Share                        $13.41             $12.56
Tax-Exempt Dividends Per Share                   $0.513             $0.351
Capital Gain Distributions Per Share             $0.002             $0.007

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/12
--------------------------------------------------------------------------------
   1 Year                                              Since Inception 8/1/10*
   11.03%                                                       5.83%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 3/31/12**
--------------------------------------------------------------------------------
   Before Reimbursement   1.59%                     After Reimbursement   2.40%

--------------------------------------------------------------------------------
                        EXPENSE RATIO AS OF 3/31/11***
--------------------------------------------------------------------------------
   Before Reimbursement   1.56%                     After Reimbursement   0.75%

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

*The USAA Tax Exempt Intermediate-Term Fund Adviser Shares (Adviser Shares) commenced operations on August 1, 2010.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIOS REPRESENT THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED AUGUST 1, 2011, AND ARE CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH AUGUST 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES SO THAT THE TOTAL EXPENSES OF THE ADVISER SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.75% OF THE ADVISER SHARES' AVERAGE NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER AUGUST 1, 2012. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 1.59% on 3/31/12, and assuming marginal federal tax
rates of:                              25.00%     28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:    2.12%      2.21%       2.37%       2.44%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2011 tax rates.

================================================================================

12  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                      USAA TAX EXEMPT       LIPPER INTERMEDIATE
             BARCLAYS MUNICIPAL      INTERMEDIATE-TERM        MUNICIPAL DEBT
                 BOND INDEX         FUND ADVISER SHARES        FUNDS INDEX
07/31/10         $10,000.00             $10,000.00              $10,000.00
08/31/10          10,228.95              10,207.68               10,202.16
09/30/10          10,212.97              10,202.67               10,168.82
10/31/10          10,184.68              10,167.09               10,144.40
11/30/10           9,981.03               9,984.70                9,992.20
12/31/10           9,787.61               9,832.59                9,847.48
01/31/11           9,715.50               9,748.29                9,794.73
02/28/11           9,870.17               9,916.64                9,934.51
03/31/11           9,837.28               9,895.97                9,905.86
04/30/11          10,013.45              10,050.72               10,056.10
05/31/11          10,184.57              10,203.27               10,197.55
06/30/11          10,220.10              10,261.89               10,221.77
07/31/11          10,324.40              10,360.41               10,313.46
08/31/11          10,501.03              10,491.12               10,451.62
09/30/11          10,609.58              10,583.25               10,495.87
10/31/11          10,570.14              10,551.47               10,454.01
11/30/11          10,632.58              10,626.58               10,532.26
12/31/11          10,834.86              10,810.01               10,719.21
01/31/12          11,085.43              11,052.38               10,923.13
02/29/12          11,096.35              11,052.75               10,926.29
03/31/12          11,024.25              10,988.15               10,835.82

                                   [END CHART]

                       Data from 7/31/10 through 3/31/12.*

                       See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 3/31/12
                                (% of Net Assets)

Hospital ...........................................................   21.6%
General Obligation .................................................   12.8%
Electric Utilities .................................................   10.4%
Special Assessment/Tax/Fee .........................................    9.7%
Appropriated Debt ..................................................    8.6%
Education ..........................................................    6.9%
Electric/Gas Utilities .............................................    4.6%
Sales Tax ..........................................................    3.3%
Toll Roads .........................................................    2.9%
Real Estate Tax/Fee ................................................    2.6%

You will find a complete list of securities that the Fund owns on pages 21-40.

================================================================================

14  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                      o PORTFOLIO RATINGS MIX -- 3/31/12 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        5.7%
AA                                                                        24.8%
A                                                                         33.0%
BBB                                                                       22.2%
BELOW INVESTMENT-GRADE                                                     0.7%
SHORT-TERM INVESTMENT-GRADE RATINGS                                        9.6%
UNRATED                                                                    4.0%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), or Dominion Bond Rating Service Ltd. (Dominion), and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities included in the Short-Term Investment-Grade Ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency, (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). The Below Investment-Grade category includes both long-term and short-term securities. Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 21-40.

As of August 5, 2011, Standard & Poor's Ratings has downgraded U.S. government securities from AAA to AA+.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                  FOR                 VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                     6,660,811,393              63,843,596
Daniel S. McNamara                   6,665,041,690              59,613,299
Robert L. Mason, Ph.D.               6,673,454,396              51,200,593
Michael F. Reimherr                  6,655,017,938              69,637,051
Paul L. McNamara                     6,652,482,258              72,172,731
Barbara B. Ostdiek, Ph.D.            6,650,120,137              74,534,852

================================================================================

16  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended March 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

The net investment income (which excludes short-term capital gains) distributed by the Fund during the fiscal year ended March 31, 2012, was 100% tax-exempt for federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $356,000 as long-term capital gains for the fiscal year ended March 31, 2012.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  17

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT INTERMEDIATE-TERM
FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Intermediate-Term Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Intermediate-Term Fund at March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 17, 2012

================================================================================

18  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

March 31, 2012

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   PERIODIC AUCTION RESET BONDS -- interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

   VARIABLE-RATE DEMAND NOTES (VRDNS) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)   Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

           Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Bank of America, N.A., DEPFA Bank plc, or Dexia Credit Local.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Federal Housing Administration, Federal Housing Association Insured Mortgage Nursing Home, or Texas Permanent School Fund.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   EDA     Economic Development Authority
   EDC     Economic Development Corp.
   ETM     Escrowed to final maturity
   IDA     Industrial Development Authority/Agency
   IDB     Industrial Development Board
   IDC     Industrial Development Corp.
   ISD     Independent School District
   PRE     Prerefunded to a date prior to maturity
   USD     Unified School District

================================================================================

20  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

INVESTMENTS

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (86.3%)
             ALABAMA (0.8%)
  $   345    Montgomery BMC Special Care Facilities
              Financing Auth. (INS)                                  4.88%      11/15/2018     $      345
   16,340    Montgomery Medical Clinic Board                         4.75        3/01/2026         16,017
    5,000    Prattville IDB                                          5.15        9/01/2013          5,252
    5,000    Private Colleges and Universities
              Facilities Auth. (INS)                                 4.75        9/01/2026          5,090
                                                                                               ----------
                                                                                                   26,704
                                                                                               ----------
             ARIZONA (2.1%)
   14,500    Apache County IDA                                       4.50        3/01/2030         14,563
    1,170    Health Facilities Auth.                                 4.50        4/01/2016          1,233
      425    Health Facilities Auth.                                 5.00        4/01/2017            448
    1,150    Health Facilities Auth.                                 4.75        4/01/2025          1,182
    2,500    Maricopa County Union High School
              District No. 210 (INS)                                 4.50        7/01/2024          2,613
   15,000    Mohave County IDA                                       7.50        5/01/2019         16,573
    3,270    Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                                 4.50(a)     7/01/2024          3,534
    2,115    Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                                 4.54(a)     7/01/2025          2,289
    2,000    Pinal County IDA (INS)                                  5.25       10/01/2020          2,052
    1,250    Pinal County IDA (INS)                                  5.25       10/01/2022          1,265
    2,000    Pinal County IDA (INS)                                  4.50       10/01/2025          1,822
    3,540    State (INS)                                             5.00       10/01/2019          4,153
    7,275    State (INS)                                             5.25       10/01/2020          8,592
    1,535    State Univ. (INS)                                       5.00        9/01/2024          1,676
    7,180    Univ. Medical Center Corp.                              5.00        7/01/2022          7,452
                                                                                               ----------
                                                                                                   69,447
                                                                                               ----------
             ARKANSAS (0.6%)
    3,125    Baxter County                                           5.00        9/01/2026          3,200
    6,230    Independence County                                     5.00        1/01/2021          6,239
    4,000    Independence County (INS)                               4.90        7/01/2022          4,139
    4,905    Jefferson County                                        4.60       10/01/2017          4,914
                                                                                               ----------
                                                                                                   18,492
                                                                                               ----------
             CALIFORNIA (10.9%)
    1,510    Cerritos Community College District(b)                  5.02(c)     8/01/2025            793
    1,000    Cerritos Community College District(b)                  5.24(c)     8/01/2027            459
    1,000    Cerritos Community College District(b)                  5.41(c)     8/01/2028            427
   10,000    Chabot-Las Positas Community College
              District (INS)                                         4.85(c)     8/01/2022          6,402

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 5,000    Chabot-Las Positas Community College
              District (INS)                                         4.88%(c)    8/01/2023     $    3,001
    5,000    City and County of San Francisco Airport
              Commission                                             5.25        5/01/2022          5,784
    7,000    City and County of San Francisco Airport
              Commission                                             5.25        5/01/2023          8,028
    2,000    Coronado Community Dev. Agency (INS)                    5.00        9/01/2024          2,098
   46,605    Golden State Tobacco Securitization Corp. (INS)         4.17(c)     6/01/2025         25,028
    6,140    Health Facilities Financing Auth.                       5.13        7/01/2022          6,568
    2,000    Health Facilities Financing Auth.                       5.00        8/15/2027          2,252
    5,000    Health Facilities Financing Auth.                       5.25        8/15/2031          5,636
    5,000    Irvine USD Special Tax District (INS)                   5.25        9/01/2019          5,798
    2,500    Irvine USD Special Tax District (INS)                   4.50        9/01/2020          2,762
    6,745    Kern County Board of Education (INS)                    5.00        6/01/2026          6,916
    1,300    Los Angeles County                                      5.00        3/01/2023          1,488
   20,000    Los Angeles Department of Water and
              Power (INS)(d)                                         4.75        7/01/2025         21,939
    5,000    Public Works Board                                      5.50        6/01/2019          5,266
    6,400    Public Works Board                                      5.50        4/01/2021          7,496
    6,755    Public Works Board                                      5.60        4/01/2022          7,862
    3,000    Public Works Board                                      5.13        3/01/2023          3,314
    3,130    Public Works Board                                      5.75        4/01/2023          3,629
    2,500    Public Works Board                                      5.25        3/01/2024          2,762
    2,000    Public Works Board                                      5.38        3/01/2025          2,205
   10,000    Public Works Board(b)                                   5.00        4/01/2028         10,527
    5,000    Public Works Board(b)                                   5.00        4/01/2029          5,251
    1,430    Sacramento Financing Auth. (INS)                        5.00       12/01/2024          1,443
   15,265    Sacramento Municipal Utility District
              Financing Auth. (INS)                                  4.75        7/01/2024         15,954
   10,000    Sacramento Municipal Utility District
              Financing Auth.                                        5.13        7/01/2029         10,461
    4,720    Salinas Union High School District (INS)                4.37(c)     6/01/2016          4,309
    2,000    Salinas Union High School District (INS)                4.37(c)    10/01/2016          1,808
    3,525    San Bernardino County Redevelopment
              Agency (INS)                                           5.00        9/01/2025          3,481
    2,395    San Diego USD (INS)                                     4.50        7/01/2025          2,551
    5,000    San Francisco City and County Airport                   4.90        5/01/2029          5,385
    3,000    San Jose USD (INS)                                      4.50        6/01/2024          3,138
    7,065    Santa Clara County Financing Auth. (INS)                4.75        5/15/2023          7,921
    7,400    Santa Clara County Financing Auth. (INS)                4.75        5/15/2024          8,198
    7,750    Santa Clara County Financing Auth. (INS)                4.75        5/15/2025          8,363
    2,175    Semitropic Improvement District (INS)                   5.25       12/01/2018          2,419
    2,500    Solano Community College District (INS)                 4.85(c)     8/01/2023          1,478

================================================================================

22  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 4,735    Solano Community College District (INS)                 4.88%(c)   8/01/2024      $    2,625
    4,035    South Orange County Public Financing Auth. (INS)        5.00       8/15/2022           4,155
    4,920    South Orange County Public Financing Auth. (INS)        5.00       8/15/2025           5,008
   20,000    State                                                   5.25      10/01/2022          23,028
   27,445    State                                                   5.75       4/01/2027          31,851
    1,150    State Univ. (INS) (PRE)                                 5.50      11/01/2015           1,185
       95    State Univ. (INS)                                       5.50      11/01/2015              98
    3,120    Statewide Communities Dev. Auth.                        5.00       5/15/2021           3,268
    3,275    Statewide Communities Dev. Auth.                        5.00       5/15/2022           3,408
    3,440    Statewide Communities Dev. Auth.                        5.00       5/15/2023           3,558
    3,610    Statewide Communities Dev. Auth.                        5.00       5/15/2024           3,729
    3,795    Statewide Communities Dev. Auth.                        5.00       5/15/2025           3,907
    1,000    Statewide Communities Dev. Auth.                        5.13       5/15/2031           1,033
   14,715    Tobacco Securitization Auth.                            4.75       6/01/2025          14,432
    3,470    Tuolumne Wind Project Auth.                             5.00       1/01/2022           3,949
   10,000    Upland City                                             6.00       1/01/2026          11,318
    2,000    Washington Township Health Care District                5.75       7/01/2024           2,230
    3,500    Washington Township Health Care District                5.00       7/01/2025           3,696
                                                                                               ----------
                                                                                                  353,078
                                                                                               ----------
             COLORADO (2.1%)
    5,000    Adams and Arapahoe Counties Joint School
              District No. 28J                                       3.20(c)   12/01/2022           3,598
    4,500    Adams County (INS)                                      4.38       9/01/2017           4,685
    5,000    Adams County (INS)(d)                                   5.10       1/01/2019           5,011
   30,955    Denver Health and Hospital Auth.                        4.75      12/01/2027          31,127
    1,000    Health Facilities Auth.                                 5.25       6/01/2023           1,045
   10,000    Regional Transportation District                        5.00       6/01/2025          11,108
    9,045    State (INS)                                             5.00      11/01/2023          10,183
                                                                                               ----------
                                                                                                   66,757
                                                                                               ----------
             CONNECTICUT (0.3%)
    4,400    Mashantucket (Western) Pequot Tribe, acquired
              9/18/1997 and 12/20/2001; cost $4,388(e),(f),(g)       5.70       9/01/2012           1,703
   16,500    Mashantucket (Western) Pequot Tribe, acquired
              9/18/1997 thru 9/11/2009; cost $14,993(e),(f),(g)      5.75       9/01/2018           6,487
                                                                                               ----------
                                                                                                    8,190
                                                                                               ----------
             DELAWARE (0.2%)
    1,495    Health Facilities Auth. (INS)                           4.80       5/01/2017           1,479
    1,830    Health Facilities Auth. (INS)                           4.90       5/01/2018           1,806
    1,000    Health Facilities Auth. (INS)                           5.00       5/01/2019             985
    1,515    Health Facilities Auth. (INS)                           5.05       5/01/2020           1,482
                                                                                               ----------
                                                                                                    5,752
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA (0.9%)
  $ 7,000   District of Columbia (INS)                               5.00%      1/01/2025      $    7,490
    3,870   District of Columbia                                     5.63      10/01/2025           4,173
    5,000   District of Columbia                                     5.75      10/01/2026           5,377
    7,930   District of Columbia (INS)                               4.75       5/01/2027           6,696
    6,000   District of Columbia                                     5.75      10/01/2027           6,423
                                                                                               ----------
                                                                                                   30,159
                                                                                               ----------
            FLORIDA (7.1%)
    5,165   Brevard County School Board (INS)                        5.00       7/01/2025           5,498
    2,500   Broward County Airport System                            5.00      10/01/2024           2,810
    6,500   Broward County School Board (INS)                        5.00       7/01/2023           7,050
    4,000   Broward County School Board (INS)                        5.00       7/01/2024           4,313
    3,710   Broward County School Board (INS)                        5.00       7/01/2025           3,913
    8,610   Dade County (INS)                                        6.10(c)   10/01/2012           8,573
    3,270   Flagler County School Board (INS)                        5.00       8/01/2025           3,421
    8,000   Hillsborough County IDA                                  5.65       5/15/2018           9,222
    1,725   Hillsborough County IDA                                  5.50      10/01/2023           1,761
    4,250   Indian River County School Board (INS)                   5.00       7/01/2024           4,448
    3,500   Jacksonville                                             5.00      10/01/2028           3,824
    5,000   JEA St. Johns River Power Park (INS)                     5.00      10/01/2020           5,569
   10,535   Lee County School Board (INS)                            5.00       8/01/2027          11,231
    6,465   Lee County School Board (INS)                            5.00       8/01/2028           6,872
    7,500   Miami-Dade County                                        3.75      12/01/2018           7,947
    1,670   Miami-Dade County (INS)                                  5.00       4/01/2022           1,803
    2,805   Miami-Dade County (INS)                                  5.00       4/01/2023           3,015
    8,375   Miami-Dade County (INS)                                  4.75      11/01/2023           8,926
    2,345   Miami-Dade County, 5.00%, 10/01/2013 (INS)               4.54(a)   10/01/2024           2,219
    9,830   Miami-Dade County (INS)                                  4.75      11/01/2024          10,398
    3,670   Miami-Dade County, 5.00%, 10/01/2013 (INS)               4.57(a)   10/01/2025           3,463
    2,500   Miami-Dade County (INS)                                  5.00      10/01/2026           2,630
    6,440   Miami-Dade County                                        5.00      10/01/2026           6,928
    7,000   Miami-Dade County                                        5.00      10/01/2027           7,491
   10,000   Miami-Dade County School Board (INS)                     5.00       2/01/2024          11,091
   12,000   Miami-Dade County School Board (INS)                     5.25       5/01/2025          13,233
   12,000   Orange County Health Facility Auth.                      5.25      10/01/2022          13,128
    5,000   Orange County Health Facility Auth.                      5.38      10/01/2023           5,428
    7,450   Palm Beach County Health Facilities Auth. (INS)          5.00      12/01/2021           7,034
    1,500   Palm Beach County School Board (INS)                     5.25       8/01/2018           1,521
      650   Palm Beach County School Board (INS)                     5.00       8/01/2022             722
    1,995   Pinellas County Educational Facilities Auth.             5.00      10/01/2021           2,161
    1,080   Pinellas County Educational Facilities Auth.             4.00      10/01/2022           1,066
    1,415   Pinellas County Educational Facilities Auth.             4.00      10/01/2023           1,374
    2,045   Pinellas County Educational Facilities Auth.             5.38      10/01/2026           2,200

================================================================================

24  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 1,895   Pinellas County Educational Facilities Auth.             5.00%     10/01/2027      $    1,977
    2,615   Pinellas County Educational Facilities Auth.             6.50      10/01/2031           2,957
    8,970   Sunshine State Governmental Financing
              Commission                                             5.00       9/01/2019          10,210
    5,525   Sunshine State Governmental Financing
              Commission                                             5.00       9/01/2020           6,294
    1,055   Sunshine State Governmental Financing
              Commission (INS)                                       5.00       9/01/2021           1,216
    4,585   Volusia County School Board (INS)                        5.00       8/01/2022           4,861
    4,920   Volusia County School Board (INS)                        5.00       8/01/2023           5,200
    5,165   Volusia County School Board (INS)                        5.00       8/01/2024           5,431
                                                                                               ----------
                                                                                                  230,429
                                                                                               ----------
            GEORGIA (0.6%)
   10,000   Burke County Dev. Auth.                                  7.00       1/01/2023          11,875
    4,000   Glynn-Brunswick Memorial Hospital Auth.                  5.25       8/01/2023           4,330
    3,000   Private Colleges and Universities Auth.                  5.25      10/01/2027           3,153
                                                                                               ----------
                                                                                                   19,358
                                                                                               ----------
            IDAHO (0.0%)
    1,000   Univ. of Idaho (INS)                                     4.75       4/01/2022           1,019
                                                                                               ----------
            ILLINOIS (6.6%)
    1,000   Bedford Park Village                                     4.60      12/01/2017           1,067
    3,240   Bedford Park Village                                     4.80      12/01/2020           3,384
    3,085   Bedford Park Village                                     4.90      12/01/2023           3,175
    5,140   Channahon                                                6.88       1/01/2020           5,143
    4,504   Chicago                                                  6.63      12/01/2022           4,721
   30,000   Chicago (INS)                                            4.45(c)    1/01/2023          18,997
    4,925   Chicago Board of Education (INS)                         4.82(c)   12/01/2013           4,841
      995   Chicago-O'Hare International Airport (INS)               5.50       1/01/2014             999
    7,000   Chicago-O'Hare International Airport (INS)               5.00       1/01/2021           7,622
   10,000   Chicago-O'Hare International Airport (INS)               5.00       1/01/2022          10,787
    9,000   Chicago-O'Hare International Airport                     5.25       1/01/2024          10,110
    2,370   Finance Auth.                                            5.50       5/01/2017           2,652
    4,340   Finance Auth.                                            5.75       5/01/2018           4,959
   14,360   Finance Auth.                                            5.00       2/15/2019          15,711
    2,080   Finance Auth.                                            5.00       2/15/2020           2,276
    1,710   Finance Auth.                                            5.00       2/15/2022           1,827
      750   Finance Auth.                                            5.25       4/01/2022             772
    2,000   Finance Auth.                                            5.00       4/01/2023           1,814
    3,400   Finance Auth. (INS)                                      5.00      11/01/2023           3,626
   14,935   Finance Auth. (INS)                                      5.00      11/15/2023          15,166
    7,140   Finance Auth.                                            5.13       2/15/2025           7,500
    4,165   Finance Auth.                                            5.00       4/01/2025           3,696
    7,665   Finance Auth.                                            5.38       8/15/2026           8,163

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 8,000   Finance Auth.                                            4.50%     11/15/2026      $    7,888
    1,750   Finance Auth.                                            5.40       4/01/2027           1,790
    1,000   Health Facilities Auth.                                  5.25       9/01/2013           1,002
    2,000   Health Facilities Auth.                                  5.25       9/01/2014           2,005
    2,500   Health Facilities Auth.                                  5.25       9/01/2018           2,504
      590   Housing Dev. Auth.                                       4.55       7/01/2021             606
      365   Housing Dev. Auth.                                       4.60       7/01/2023             372
    3,495   Lake County Community Unit School
              District (INS) (ETM)                                   5.13(c)   12/01/2016           3,327
    4,555   Lake County Community Unit School District (INS)         5.13(c)   12/01/2016           4,067
    2,500   Metropolitan Pier and Exposition Auth.,
              5.20%, 6/15/2012 (INS)                                 5.20(a)    6/15/2017           2,757
    2,500   Metropolitan Pier and Exposition Auth.,
              5.30%, 6/15/2012 (INS)                                 5.30(a)    6/15/2018           2,754
    4,000   Metropolitan Pier and Exposition Auth.,
              5.40%, 6/15/2012 (INS)                                 5.40(a)    6/15/2019           4,376
    5,000   Metropolitan Pier and Exposition Auth. (INS)             5.70(c)    6/15/2026           2,648
    2,000   Northeastern Illinois Univ.                              4.75      10/01/2025           2,091
    7,095   Railsplitter Tobacco Settlement Auth.                    5.00       6/01/2018           7,988
   10,000   Railsplitter Tobacco Settlement Auth.                    5.50       6/01/2023          11,393
    5,000   State (INS)                                              5.00       1/01/2021           5,593
   14,070   Will County Forest Preserve District (INS)               5.40(c)   12/01/2017          12,726
                                                                                               ----------
                                                                                                  214,895
                                                                                               ----------
            INDIANA (1.7%)
   20,000   Finance Auth. (INS)(d)                                   4.55      12/01/2024          20,812
    1,900   Finance Auth.                                            5.00      10/01/2027           2,036
    4,000   Health and Educational Facility Financing Auth.          5.00       2/15/2021           4,259
    8,375   Health and Educational Facility Financing Auth.          5.00       2/15/2022           8,876
    3,000   Jasper County (INS)                                      5.85       4/01/2019           3,482
    4,950   Municipal Power Agency (INS)                             5.25       1/01/2017           5,096
    2,100   Municipal Power Agency (INS)                             5.25       1/01/2018           2,161
    6,000   Rockport (INS)                                           4.63       6/01/2025           6,083
      450   St. Joseph County                                        5.45       2/15/2017             450
    6,299   St. Joseph County(g)                                     5.75       2/15/2019             900
    1,500   Vanderburgh County Redevelopment District                5.00       2/01/2026           1,546
                                                                                               ----------
                                                                                                   55,701
                                                                                               ----------
            IOWA (0.9%)
    9,190   Finance Auth. (INS)                                      5.00       7/01/2014           9,954
    1,325   Finance Auth. (INS)                                      5.00      12/01/2021           1,350
    1,390   Finance Auth. (INS)                                      5.00      12/01/2022           1,405
    1,460   Finance Auth. (INS)                                      5.00      12/01/2023           1,467
    1,535   Finance Auth. (INS)                                      5.00      12/01/2024           1,535
    1,610   Finance Auth. (INS)                                      5.00      12/01/2025           1,589

================================================================================

26  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 1,690   Finance Auth. (INS)                                      5.00%     12/01/2026      $    1,652
    2,475   Waterloo Community School District                       5.00       7/01/2024           2,694
    2,775   Waterloo Community School District                       5.00       7/01/2025           2,989
    4,510   Waterloo Community School District                       5.00       7/01/2027           4,788
                                                                                               ----------
                                                                                                   29,423
                                                                                               ----------
            KANSAS (1.0%)
   11,090   Wyandotte County                                         5.00      12/01/2020          11,685
   29,800   Wyandotte County                                         5.03(c)    6/01/2021          19,695
                                                                                               ----------
                                                                                                   31,380
                                                                                               ----------
            KENTUCKY (0.9%)
    7,500   Economic Dev. Finance Auth. (INS)                        5.75      12/01/2028           8,209
    3,830   Louisville/Jefferson County Metro Government(b)          5.00      12/01/2022           4,478
    2,760   Louisville/Jefferson County Metro Government(b)          5.00      12/01/2023           3,174
    7,160   Louisville/Jefferson County Metro Government(b)          5.00      12/01/2024           8,181
    3,725   Pikeville City Hospital Improvement                      5.75       3/01/2026           4,160
                                                                                               ----------
                                                                                                   28,202
                                                                                               ----------
            LOUISIANA (2.5%)
    2,750   Jefferson Parish Hospital District No. 1 (INS)           5.50       1/01/2026           3,002
    3,000   Jefferson Parish Hospital District No. 1 (INS)           5.38       1/01/2031           3,196
    2,150   Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                             5.25      12/01/2015           2,214
    2,260   Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                             5.25      12/01/2016           2,323
    2,355   Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                             5.25      12/01/2017           2,413
    3,750   Local Government Environmental Facilities and
              Community Dev. Auth.                                   6.50       8/01/2029           4,255
    7,000   New Orleans (INS)                                        5.13       9/01/2021           7,100
    2,000   Office Facilities Corp. (INS) (PRE)                      5.25      11/01/2018           2,132
   20,000   Public Facilities Auth.                                  5.00       9/01/2028          20,785
    4,450   St. Martin Parish                                        4.35      10/01/2012           4,517
    2,440   Terrebonne Parish Hospital Service District No. 1        5.00       4/01/2022           2,679
    2,570   Terrebonne Parish Hospital Service District No. 1        5.00       4/01/2023           2,787
    2,000   Terrebonne Parish Hospital Service District No. 1        4.65       4/01/2024           2,102
    4,250   Terrebonne Parish Hospital Service District No. 1        5.00       4/01/2028           4,486
    9,000   Transportation Auth. (INS)                               4.38      12/01/2023           9,009
    9,000   Transportation Auth. (INS)                               4.38      12/01/2024           9,008
                                                                                               ----------
                                                                                                   82,008
                                                                                               ----------
            MAINE (0.4%)
   11,500   Health and Higher Educational Facilities Auth.           6.00       7/01/2026          12,299
    1,500   Jay                                                      4.85       5/01/2019           1,554
                                                                                               ----------
                                                                                                   13,853
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
            MARYLAND (0.3%)
  $ 1,650   Community Dev. Administration                            5.88%      7/01/2016      $    1,654
    2,500   EDC                                                      6.20       9/01/2022           3,009
    5,000   Health and Higher Educational Facilities Auth.           6.00       1/01/2028           5,380
                                                                                               ----------
                                                                                                   10,043
                                                                                               ----------
            MASSACHUSETTS (1.0%)
    3,110   Health and Educational Facilities Auth.                  5.00       7/01/2019           3,374
    9,000   Health and Educational Facilities Auth.                  6.00       7/01/2024          10,392
    4,000   Health and Educational Facilities Auth.                  5.00       7/15/2027           3,935
    5,545   Massachusetts Bay Transportation Auth.                   4.60(c)    7/01/2022           3,855
    5,000   Massachusetts Bay Transportation Auth.                   4.70(c)    7/01/2024           3,097
    1,600   Massachusetts Bay Transportation Auth.                   4.73(c)    7/01/2025             932
    4,500   Massachusetts Dev. Finance Agency                        6.25       1/01/2027           5,031
    2,000   Massachusetts Dev. Finance Agency                        5.00       7/01/2030           2,120
      110   Water Pollution Abatement Trust                          4.75       8/01/2025             121
                                                                                               ----------
                                                                                                   32,857
                                                                                               ----------
            MICHIGAN (2.3%)
   18,000   Building Auth. (INS)                                     4.81(c)   10/15/2022          11,313
   25,000   Dickinson County EDC                                     4.80      11/01/2018          26,069
   10,000   Grand Traverse County Hospital Finance Auth.             5.00       7/01/2029          10,455
    2,675   Hospital Finance Auth.                                   5.00      11/15/2019           2,882
    3,400   Hospital Finance Auth.                                   5.00      11/15/2022           3,584
   12,000   Kent Hospital Finance Auth.                              5.00      11/15/2029          13,146
    3,000   State Trunk Line Fund                                    5.00      11/01/2019           3,647
    2,000   State Trunk Line Fund                                    5.00      11/01/2020           2,397
                                                                                               ----------
                                                                                                   73,493
                                                                                               ----------
            MINNESOTA (2.1%)
    1,080   Chippewa County                                          5.38       3/01/2022           1,117
    5,120   Chippewa County                                          5.50       3/01/2027           5,246
   18,015   Cohasset(d)                                              4.95       7/01/2022          18,696
    2,500   Higher Education Facilities Auth.                        4.50      10/01/2027           2,584
    3,000   Municipal Power Agency                                   4.38      10/01/2025           3,103
    3,735   St. Paul Housing and Redevelopment Auth.                 5.70      11/01/2015           3,739
    1,500   St. Paul Housing and Redevelopment Auth.                 5.85      11/01/2017           1,502
    7,680   St. Paul Housing and Redevelopment Auth.                 5.15      11/15/2020           7,778
    3,500   St. Paul Housing and Redevelopment Auth.                 5.25       5/15/2026           3,651
   15,000   Tobacco Securitization Auth.                             5.25       3/01/2026          16,493
    5,260   Washington County Hospital and
              Redevelopment Auth.                                    5.38      11/15/2018           5,261
                                                                                               ----------
                                                                                                   69,170
                                                                                               ----------

================================================================================

28  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
            MISSISSIPPI (0.1%)
  $ 1,650   Hospital Equipment and Facilities Auth.                  5.00%     12/01/2016      $    1,789
    1,000   Hospital Equipment and Facilities Auth.                  5.25      12/01/2021           1,047
    1,130   Lincoln County (INS)                                     5.50       4/01/2018           1,131
                                                                                               ----------
                                                                                                    3,967
                                                                                               ----------
            MISSOURI (1.0%)
   17,545   Cape Girardeau County Health Care Facilities IDA         5.00       6/01/2027          17,651
    1,000   Cass County                                              5.00       5/01/2022           1,015
    3,315   Cass County                                              5.38       5/01/2022           3,416
    2,000   Cass County                                              5.50       5/01/2027           2,023
    2,000   Dev. Finance Board                                       4.75       6/01/2025           2,060
    1,480   Fenton City                                              4.50       4/01/2021           1,514
    1,760   Riverside IDA (INS)                                      5.00       5/01/2020           1,858
    1,330   St. Joseph IDA                                           5.00       4/01/2027           1,406
                                                                                               ----------
                                                                                                   30,943
                                                                                               ----------
            MONTANA (0.2%)
    6,500   Forsyth (INS)                                            4.65       8/01/2023           6,905
                                                                                               ----------
            NEBRASKA (0.0%)
      560   Scotts Bluff County Hospital Auth.                       5.13      11/15/2019             561
                                                                                               ----------
            NEVADA (0.7%)
    2,865   Clark County                                             5.00       5/15/2020           3,084
   18,000   Humboldt County                                          5.15      12/01/2024          19,887
                                                                                               ----------
                                                                                                   22,971
                                                                                               ----------
            NEW HAMPSHIRE (0.2%)
    5,000   Business Finance Auth.                                   5.85      12/01/2022           5,034
                                                                                               ----------
            NEW JERSEY (3.0%)
   10,000   EDA                                                      5.25       9/01/2019          11,998
    5,000   EDA (INS)                                                5.00       7/01/2022           5,388
   10,000   EDA                                                      5.25       9/01/2022          11,856
    3,500   EDA                                                      4.45       6/01/2023           3,845
    8,830   EDA                                                      5.25       9/01/2023           9,930
   13,500   EDA                                                      5.50       6/15/2024          13,625
    4,535   Essex County Improvement Auth. (INS)                     6.00      11/01/2025           5,203
    2,000   New Jersey Transportation Trust Fund Auth.               5.25      12/15/2017           2,254
    5,000   New Jersey Transportation Trust Fund Auth. (INS)         5.25      12/15/2022           6,008
   20,000   State Turnpike Auth.                                     5.00       1/01/2021          23,176
    5,000   Tobacco Settlement Financing Corp.                       5.00       6/01/2017           5,315
                                                                                               ----------
                                                                                                   98,598
                                                                                               ----------
            NEW MEXICO (1.1%)
   20,000   Farmington Pollution Control                             4.70        5/01/2024         21,296
    4,890   Jicarilla Apache Nation(e)                               5.00        9/01/2018          5,133

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 3,250   Jicarilla Apache Nation(e)                               5.50%      9/01/2023      $    3,389
    4,000   Sandoval County                                          4.38       6/01/2020           4,260
                                                                                               ----------
                                                                                                   34,078
                                                                                               ----------
            NEW YORK (8.5%)
    2,500   Albany IDA                                               5.75      11/15/2022           2,787
    2,900   Dormitory Auth.                                          5.75       7/01/2013           2,996
    1,500   Dormitory Auth.                                          5.25       7/01/2015           1,646
    4,000   Dormitory Auth.                                          5.20       2/15/2016           4,012
    3,655   Dormitory Auth. (LOC - Allied Irish Banks plc)           4.40       7/01/2016           3,709
    2,005   Dormitory Auth.                                          5.25       7/01/2016           2,185
    4,760   Dormitory Auth.                                          5.30       2/15/2017           4,774
    2,000   Dormitory Auth.                                          5.25       7/01/2017           2,167
   12,560   Dormitory Auth. (ETM)                                    5.30       2/15/2019          14,817
    5,000   Dormitory Auth.                                          5.00       7/01/2020           5,391
    2,295   Dormitory Auth. (PRE)                                    5.05       2/01/2022           2,407
   24,935   Dormitory Auth.                                          5.00       7/01/2022          26,838
    2,500   Dutchess County IDA                                      4.50       8/01/2026           2,563
    2,000   East Rochester Housing Auth. (NBGA)                      4.63       2/15/2017           2,043
   17,075   Long Island Power Auth.                                  5.00       4/01/2023          19,296
   10,000   Metropolitan Transportation Auth.                        6.25      11/15/2023          12,036
    6,800   Metropolitan Transportation Auth.                        5.00      11/15/2024           7,671
    2,500   Metropolitan Transportation Auth. (INS)                  5.00      11/15/2024           2,792
   16,565   Metropolitan Transportation Auth.                        5.00      11/15/2024          18,826
    5,000   Monroe County IDC (NBGA)                                 5.75       8/15/2030           5,972
    2,050   New York City (PRE)                                      5.63       8/01/2015           2,088
    2,405   New York City                                            5.63       8/01/2015           2,447
      905   New York City (PRE)                                      5.75       8/01/2016             922
    5,960   New York City                                            5.75       8/01/2016           6,066
    1,875   New York City (PRE)                                      5.25      10/15/2019           2,017
    5,000   New York City                                            5.13      11/15/2022           5,821
    4,330   New York City                                            5.13      12/01/2022           5,113
    6,000   New York City                                            5.13      12/01/2023           7,154
   10,000   New York City                                            5.00       4/01/2024          11,261
    5,240   New York City                                            5.00       8/01/2024           6,106
    5,000   New York City                                            5.25      11/15/2024           5,781
    5,000   New York City                                            5.00       2/01/2025           5,594
    2,135   New York City Municipal Water Finance Auth. (PRE)        5.38       6/15/2017           2,158
    7,865   New York City Municipal Water Finance Auth.              5.38       6/15/2017           7,947
    3,500   New York City Transitional Finance Auth.                 5.00       1/15/2022           4,053
   25,000   New York City Transitional Finance Auth.                 5.00       5/01/2026          28,758
    7,000   Rockland County                                          2.50       3/06/2013           7,050
    1,500   Suffolk County EDC                                       5.00       7/01/2028           1,628
      775   Suffolk County IDA                                       5.00      11/01/2013             808
    1,880   Suffolk County IDA                                       5.00      11/01/2014           1,997

================================================================================

30  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 1,000   Suffolk County IDA                                       5.00%     11/01/2015      $    1,077
    7,340   Tobacco Settlement Financing Corp. (PRE)                 5.50       6/01/2018           7,406
    3,660   Tobacco Settlement Financing Corp.                       5.50       6/01/2018           3,688
    2,600   Yonkers (INS)                                            5.00      10/01/2023           2,860
                                                                                               ----------
                                                                                                  274,728
                                                                                               ----------
            NORTH CAROLINA (1.4%)
    4,885   Eastern Municipal Power Agency                           5.50       1/01/2015           5,052
    1,830   Eastern Municipal Power Agency                           5.50       1/01/2016           1,891
    1,000   Eastern Municipal Power Agency                           5.50       1/01/2017           1,033
    3,000   Eastern Municipal Power Agency                           5.00       1/01/2024           3,322
    5,000   Eastern Municipal Power Agency                           5.00       1/01/2026           5,531
    4,805   Medical Care Commission                                  6.38       7/01/2026           5,428
    5,500   Medical Care Commission                                  5.00       7/01/2027           5,639
    3,400   Municipal Power Agency No. 1                             5.50       1/01/2013           3,529
    2,000   Municipal Power Agency No. 1                             5.25       1/01/2020           2,323
    3,600   Turnpike Auth. (INS)                                     5.00       1/01/2022           4,078
    3,330   Turnpike Auth. (INS)                                     5.13       1/01/2024           3,743
    4,000   Wake County Industrial Facilities and
              Pollution Control Financing Auth.                      5.38       2/01/2017           4,055
                                                                                               ----------
                                                                                                   45,624
                                                                                               ----------
            NORTH DAKOTA (0.1%)
    1,000   Grand Forks (INS)                                        5.00      12/15/2022           1,115
    2,055   Williams County                                          5.00      11/01/2021           2,115
                                                                                               ----------
                                                                                                    3,230
                                                                                               ----------
            OHIO (1.8%)
    9,000   Air Quality Dev. Auth.                                   5.70       8/01/2020          10,246
    3,000   American Municipal Power, Inc.                           5.00       2/15/2021           3,425
    2,760   American Municipal Power, Inc.                           5.00       2/15/2022           3,106
    7,165   Buckeye Tobacco Settlement Financing Auth.               5.13       6/01/2024           5,723
    2,000   Cleveland Airport System                                 5.00       1/01/2030           2,097
    1,000   Cleveland Airport System                                 5.00       1/01/2031           1,044
    2,400   Fairview Park (INS)                                      4.13      12/01/2020           2,542
    2,650   Franklin County                                          5.50       7/01/2017           2,655
   10,000   Hamilton City (INS)                                      4.65      10/15/2022          10,735
    4,365   Hamilton County                                          4.30(c)   12/01/2025           2,365
    9,000   Hancock County Hospital Facilities                       6.50      12/01/2030          10,513
    1,750   Miami County                                             5.25       5/15/2021           1,861
    2,000   Miami County                                             5.25       5/15/2026           2,077
                                                                                               ----------
                                                                                                   58,389
                                                                                               ----------
            OKLAHOMA (1.3%)
    5,360   Cherokee Nation (INS)(e)                                 4.60      12/01/2021           5,598
    8,060   Chickasaw Nation(e)                                      5.38      12/01/2017           8,679

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 5,000   Chickasaw Nation(e)                                      6.00%     12/01/2025      $    5,686
    3,895   Comanche County Hospital Auth. (INS)                     5.25       7/01/2022           4,043
    3,000   Comanche County Hospital Auth. (INS)                     5.25       7/01/2023           3,111
    1,400   Norman Regional Hospital Auth.                           5.50       9/01/2024           1,419
   13,100   Norman Regional Hospital Auth.                           5.00       9/01/2027          12,569
                                                                                               ----------
                                                                                                   41,105
                                                                                               ----------
            OREGON (0.1%)
    1,000   Washington, Yamhill and Multnomah Counties
              Hillsboro School District No. 1J (INS)                 4.58(c)    6/15/2025             577
    5,900   Washington, Yamhill and Multnomah Counties
              Hillsboro School District No. 1J (INS)                 4.59(c)    6/15/2026           3,235
                                                                                               ----------
                                                                                                    3,812
                                                                                               ----------
            PENNSYLVANIA (0.9%)
    1,410   Allegheny County Higher Education Building Auth.         5.13       3/01/2025           1,581
    1,000   Allegheny County IDA                                     5.00       9/01/2021           1,004
    1,220   Allegheny County IDA                                     5.10       9/01/2026           1,172
    1,000   Delaware County Auth.                                    5.00      10/01/2025           1,046
   13,000   Economic Development Financing Auth.                     4.00      10/01/2023          13,423
    7,370   Housing Finance Agency                                   5.00      10/01/2025           7,969
    1,615   Lancaster County Hospital Auth.                          5.00      11/01/2026           1,674
    1,625   Pennsylvania Higher Educational Facilities Auth.(b)      5.00       7/01/2032           1,686
                                                                                               ----------
                                                                                                   29,555
                                                                                               ----------
            PUERTO RICO (1.1%)
   15,000   Commonwealth (INS)(b)                                    5.00       7/01/2035          15,295
   14,000   Government Dev. Bank                                     4.75      12/01/2015          14,410
    5,000   Sales Tax Financing Corp.                                5.25(c)    8/01/2023           3,098
    2,000   Sales Tax Financing Corp.                                5.45(c)    8/01/2024           1,164
                                                                                               ----------
                                                                                                   33,967
                                                                                               ----------
            RHODE ISLAND (0.4%)
      340   Health and Educational Building Corp. (INS)              5.50       5/15/2012             341
      765   Health and Educational Building Corp. (INS)              5.50       5/15/2016             767
    5,500   Health and Educational Building Corp. (INS)              5.00       5/15/2026           5,802
    5,915   Housing and Mortgage Finance Corp.                       4.65      10/01/2026           6,073
                                                                                               ----------
                                                                                                   12,983
                                                                                               ----------
            SOUTH CAROLINA (1.8%)
    5,870   Association of Governmental Organizations
              Educational Facilities Corp. (INS)                     4.75      12/01/2026           6,000
    6,325   Association of Governmental Organizations
              Educational Facilities Corp. (INS)                     4.75      12/01/2026           6,383
    4,250   Georgetown County                                        5.95       3/15/2014           4,589
    5,000   Georgetown County                                        5.70       4/01/2014           5,385

================================================================================

32  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 5,000   Lexington County Health Services District, Inc.          5.00%     11/01/2024      $    5,458
    7,335   Lexington County Health Services District, Inc.          5.00      11/01/2026           7,895
    7,200   Piedmont Municipal Power Agency (INS)                    5.00       1/01/2028           7,919
    2,700   Piedmont Municipal Power Agency (INS)                    5.00       1/01/2028           2,969
   10,405   Tobacco Settlement Revenue Management Auth.              5.00       6/01/2018          10,417
                                                                                               ----------
                                                                                                   57,015
                                                                                               ----------
            SOUTH DAKOTA (0.2%)
    1,700   Health and Educational Facilities Auth.                  5.00      11/01/2024           1,873
    5,500   Housing Dev. Auth. (INS)                                 5.15      11/01/2020           5,568
                                                                                               ----------
                                                                                                    7,441
                                                                                               ----------
            TENNESSEE (0.9%)
    7,000   Jackson                                                  5.25       4/01/2023           7,628
    2,125   Johnson City Health and Educational Facilities
              Board                                                  5.25       7/01/2026           2,186
    1,000   Nashville and Davidson County Health and
              Educational Facilities Board (INS)                     5.10       8/01/2019             996
      745   Shelby County Health, Educational and Housing
              Facility Board (PRE)                                   6.00       9/01/2016             763
    1,255   Shelby County Health, Educational and Housing
              Facility Board (PRE)                                   6.00       9/01/2016           1,286
      935   Shelby County Health, Educational and Housing
              Facility Board (PRE)                                   6.25       9/01/2018             959
    1,565   Shelby County Health, Educational and Housing
              Facility Board (PRE)                                   6.25       9/01/2018           1,605
   14,750   Sullivan County Health, Educational and Housing
              Facilities Board                                       5.25       9/01/2026          15,172
                                                                                               ----------
                                                                                                   30,595
                                                                                               ----------
            TEXAS (12.1%)
    1,050   Alamo Community College District (INS)                   5.00      11/01/2020           1,054
    2,300   Austin (INS)                                             5.00      11/15/2024           2,451
    5,610   Austin Utility Systems (INS)                             5.15(c)    5/15/2017           5,118
    1,855   Bastrop ISD (NBGA)                                       5.55(c)    2/15/2014           1,836
    3,030   Bastrop ISD (NBGA)                                       5.55(c)    2/15/2015           2,972
    3,055   Bastrop ISD (NBGA)                                       5.60(c)    2/15/2016           2,949
    3,155   Bastrop ISD (NBGA)                                       5.60(c)    2/15/2017           2,966
    4,540   Bexar County Health Facilities Dev. Corp.                5.00       7/01/2027           4,595
    4,240   Boerne ISD (NBGA)(b)                                     3.66(c)    2/01/2026           2,521
    5,365   Cass County IDC                                          5.35       4/01/2012           5,366
    2,680   Central Regional Mobility Auth., 4.55%,
              1/01/2014 (INS)                                        4.55(a)    1/01/2020           2,527
    3,445   Central Regional Mobility Auth., 4.60%,
              1/01/2014 (INS)                                        4.60(a)    1/01/2021           3,216
      885   Central Regional Mobility Auth.                          5.90(c)    1/01/2022             555

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 7,000   Central Regional Mobility Auth.                          6.25%(c)   1/01/2024      $    3,853
    2,500   Central Regional Mobility Auth.                          5.75       1/01/2025           2,731
    2,535   Central Regional Mobility Auth.                          6.50(c)    1/01/2026           1,197
    2,600   Conroe ISD (NBGA) (PRE)                                  5.00       2/15/2023           2,929
    3,100   Conroe ISD (NBGA) (PRE)                                  5.00       2/15/2024           3,492
   13,745   Denton ISD (NBGA)                                        5.03(c)    8/15/2023           8,799
   16,500   Denton ISD (NBGA)                                        5.06(c)    8/15/2024           9,975
    3,715   Ennis ISD (NBGA)                                         4.58(c)    8/15/2025           2,139
    3,720   Ennis ISD (NBGA)                                         4.60(c)    8/15/2026           2,029
   40,000   Harris County IDC                                        5.00       2/01/2023          42,811
    1,895   Hidalgo County Health Services Corp.                     4.75       8/15/2017           1,946
      350   Hidalgo County Health Services Corp.                     5.00       8/15/2019             357
    3,805   Hidalgo County Health Services Corp.                     5.00       8/15/2022           3,927
    1,785   Hidalgo County Health Services Corp.                     5.00       8/15/2026           1,800
    4,000   Houston Airport System                                   5.00       7/01/2024           4,459
    7,000   Houston Airport System                                   5.00       7/01/2025           7,736
    2,000   Houston Airport System(b)                                5.00       7/01/2032           2,189
    3,635   Houston ISD Public Facility Corp. (INS)                  5.35(c)    9/15/2015           3,487
    4,955   Houston ISD Public Facility Corp. (INS)                  5.35(c)    9/15/2015           4,753
    6,955   Houston ISD Public Facility Corp. (INS)                  5.38(c)    9/15/2016           6,473
    2,635   Houston ISD Public Facility Corp. (INS)                  5.38(c)    9/15/2016           2,453
    3,885   Houston ISD Public Facility Corp. (INS)                  5.40(c)    9/15/2017           3,479
    2,485   Houston Public Improvement (INS) (PRE)                   5.00       3/01/2019           2,591
      515   Houston Public Improvement (INS) (PRE)                   5.00       3/01/2019             537
    2,200   Judson ISD (INS)                                         5.00       2/01/2023           2,360
    1,500   Judson ISD (INS)                                         5.00       2/01/2024           1,600
    1,595   La Porte ISD (INS)                                       5.00       2/15/2022           1,774
    3,535   La Porte ISD (INS)                                       5.00       2/15/2024           3,883
    3,145   Lewisville (INS)                                         5.38       9/01/2015           3,185
    4,555   Lower Colorado River Auth. (INS)                         4.38       5/15/2025           4,743
    2,000   Lower Colorado River Auth. (INS)                         4.38       5/15/2026           2,059
    1,820   Marlin ISD Public Facility Corp., acquired
              7/22/1998; cost $1,850(f)                              5.85       2/15/2018           1,856
    3,425   Mesquite Health Facilities Dev. Corp.                    5.50       2/15/2025           3,468
    2,040   Midlothian Dev. Auth. (INS)                              5.00      11/15/2018           2,113
    2,235   Midlothian Dev. Auth. (INS)                              5.00      11/15/2021           2,256
    8,440   Midlothian Dev. Auth.                                    6.00      11/15/2024           8,554
    1,695   Midlothian Dev. Auth. (INS)                              5.00      11/15/2026           1,647
    2,540   Midlothian Dev. Auth.                                    5.13      11/15/2026           2,439
    2,155   New Braunfels ISD (NBGA)                                 3.04(c)    2/01/2023           1,555
    2,500   North Texas Tollway Auth.                                6.00       1/01/2023           2,954
   15,000   North Texas Tollway Auth.                                6.00       1/01/2025          17,398

================================================================================

34  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 1,220   Nueces River Auth. (INS)                                 5.00%      7/15/2023      $    1,352
    1,530   Nueces River Auth. (INS)                                 5.00       7/15/2024           1,692
    2,965   Plano ISD (NBGA)                                         4.50       2/15/2023           3,190
    2,000   Red River Education Finance Corp.                        4.38       3/15/2025           2,097
    3,000   Red River Education Finance Corp.                        4.38       3/15/2026           3,131
    8,395   Rockwall ISD (NBGA)                                      5.14(c)    2/15/2022           5,684
    9,205   Sabine River Auth. (INS)                                 4.95       3/01/2018          10,081
    2,000   San Leanna Education Facilities Corp.                    5.00       6/01/2018           2,195
    1,965   San Leanna Education Facilities Corp.                    5.13       6/01/2023           2,084
    1,000   San Leanna Education Facilities Corp.                    5.13       6/01/2024           1,053
    1,545   San Leanna Education Facilities Corp.                    5.13       6/01/2025           1,614
    5,200   Schertz-Cibolo-Universal City ISD (NBGA)                 4.86(c)    2/01/2023           3,382
    3,320   State                                                    5.00       8/01/2016           3,641
    3,750   Tarrant County Cultural Education
              Facilities Finance Corp.                               5.25      11/15/2022           3,968
    1,100   Tarrant County Cultural Education Facilities
              Finance Corp.                                          6.00      11/15/2026           1,128
    8,300   Tarrant County Cultural Education Facilities
              Finance Corp.                                          5.13       5/15/2027           8,274
    1,675   Tarrant Regional Water District (INS) (PRE)              5.25       3/01/2017           1,752
    6,325   Tarrant Regional Water District (INS)                    5.25       3/01/2017           6,595
      415   Tarrant Regional Water District (INS) (PRE)              5.25       3/01/2019             434
    1,585   Tarrant Regional Water District (INS)                    5.25       3/01/2019           1,650
      415   Tarrant Regional Water District (INS) (PRE)              5.25       3/01/2020             434
    1,585   Tarrant Regional Water District (INS)                    5.25       3/01/2020           1,650
    5,000   Tarrant Regional Water District (INS)                    4.38       3/01/2021           5,414
    7,000   Transportation Commission                                4.38       4/01/2025           7,401
   13,000   Transportation Commission                                4.50       4/01/2026          14,027
   10,000   Tyler Health Facilities Dev. Corp                        5.50       7/01/2027          10,660
    2,125   Tyler Health Facilities Dev. Corp.                       5.25       7/01/2012           2,143
    1,500   Tyler Health Facilities Dev. Corp.                       5.25       7/01/2013           1,554
    7,170   Tyler Health Facilities Dev. Corp.                       5.25      11/01/2019           7,707
    7,945   Tyler Health Facilities Dev. Corp.                       5.25      11/01/2021           8,364
    3,360   Tyler Health Facilities Dev. Corp.                       5.25      11/01/2022           3,510
    3,800   Tyler Health Facilities Dev. Corp.                       5.25      11/01/2023           3,941
    8,745   Tyler Health Facilities Dev. Corp.                       5.25       7/01/2026           8,988
   10,000   Univ. of Texas Board of Regents                          4.25       8/15/2025          10,692
    1,795   Weatherford ISD (NBGA)                                   4.73(c)    2/15/2023           1,197
    1,795   Weatherford ISD (NBGA)                                   4.77(c)    2/15/2024           1,135
    5,970   Williamson County (INS)                                  5.13       2/15/2022           6,939
    1,385   Wylie ISD (NBGA)                                         5.00(c)    8/15/2014           1,365
    1,690   Wylie ISD (NBGA)                                         5.10(c)    8/15/2015           1,649
                                                                                               ----------
                                                                                                  391,879
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
            UTAH (0.5%)
  $ 2,265   Intermountain Power Agency (INS) (ETM)                   5.00%      7/01/2012      $    2,274
   18,643   Jordanelle Special Service District(e)                  12.00       8/01/2030          13,999
                                                                                               ----------
                                                                                                   16,273
                                                                                               ----------
            VERMONT (0.3%)
    9,000   Vermont EDA                                              5.00      12/15/2020          10,149
                                                                                               ----------
            VIRGINIA (1.5%)
    1,750   Albemarle County IDA                                     5.00       1/01/2024           1,788
    2,290   College Building Auth.                                   5.00       6/01/2021           2,389
   11,280   College Building Auth.                                   5.00       6/01/2026          11,509
   15,316   Farms of New Kent Community Dev. Auth.(h)                5.13       3/01/2036           8,920
    3,733   Peninsula Town Center Community Dev. Auth.               5.80       9/01/2017           3,848
    6,717   Peninsula Town Center Community Dev. Auth.               6.25       9/01/2024           6,609
   10,000   Roanoke EDA                                              5.00       7/01/2025          10,954
    1,000   Small Business Financing Auth.                           5.13       9/01/2022           1,050
                                                                                               ----------
                                                                                                   47,067
                                                                                               ----------
            WASHINGTON (0.4%)
    1,800   Health Care Facilities Auth. (INS)                       5.00      12/01/2023           1,827
    2,000   Health Care Facilities Auth. (INS)                       5.00      12/01/2024           2,018
    2,310   Health Care Facilities Auth. (INS)                       5.00      12/01/2025           2,318
    1,130   Higher Education Facilities Auth.                        5.20      10/01/2017           1,133
    5,000   King County Housing Auth. (INS)                          5.20       7/01/2018           5,001
                                                                                               ----------
                                                                                                   12,297
                                                                                               ----------
            WISCONSIN (1.4%)
    8,300   Health and Educational Facilities Auth.                  5.13       2/15/2026           8,436
    6,000   Sheboygan (INS)                                          5.00       9/01/2015           6,718
    7,000   Wisconsin Health and Educational Facilities Auth.        5.00       7/15/2026           7,552
    1,500   Wisconsin Health and Educational Facilities Auth.(b)     5.00       8/15/2026           1,624
   14,000   Wisconsin Health and Educational Facilities Auth.        5.00       7/15/2027          15,201
    2,000   Wisconsin Health and Educational Facilities Auth.        5.00       7/15/2028           2,137
    1,935   Wisconsin Health and Educational Facilities Auth.(b)     5.00       8/15/2029           2,062
                                                                                               ----------
                                                                                                   43,730
                                                                                               ----------
            Total Fixed-Rate Instruments (cost: $2,660,617)                                     2,793,306
                                                                                               ----------

            PUT BONDS (4.7%)

            ALABAMA (0.3%)
   10,900   Baptist Health Care Auth.                                6.00      11/15/2024          10,959
                                                                                               ----------
            ARIZONA (0.4%)
   12,500   Maricopa County                                          6.00       5/01/2029          13,606
                                                                                               ----------

================================================================================

36  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
            CALIFORNIA (0.1%)
  $ 3,000   Health Facilities Financing Auth.                        4.95%      7/01/2026      $    3,234
                                                                                               ----------
            FLORIDA (0.8%)
    7,375   Miami-Dade County IDA                                    4.00      10/01/2018           7,879
   16,000   Putnam County Dev. Auth. (INS)                           5.35       3/15/2042          17,975
                                                                                               ----------
                                                                                                   25,854
                                                                                               ----------
            ILLINOIS (0.2%)
    7,500   Educational Facilities Auth.                             4.75      11/01/2036           8,332
                                                                                               ----------
            MASSACHUSETTS (0.2%)
    6,000   Dev. Finance Agency                                      5.75      12/01/2042           6,963
                                                                                               ----------
            MICHIGAN (0.6%)
   15,000   Hospital Finance Auth.                                   6.00      12/01/2034          18,225
                                                                                               ----------
            NEW MEXICO (1.0%)
   10,000   Farmington                                               4.75       6/01/2040          10,807
   20,000   Farmington                                               5.20       6/01/2040          22,112
                                                                                               ----------
                                                                                                   32,919
                                                                                               ----------
            OHIO (0.3%)
    8,000   Air Quality Dev. Auth.                                   5.75       6/01/2033           9,023
                                                                                               ----------
            TEXAS (0.5%)
   15,000   North State Tollway Auth.                                6.00       1/01/2038          15,603
                                                                                               ----------
            WISCONSIN (0.3%)
    9,000   Madison                                                  4.88      10/01/2027           9,002
                                                                                               ----------
            Total Put Bonds (cost: $140,361)                                                      153,720
                                                                                               ----------

            VARIABLE-RATE DEMAND NOTES (9.7%)

            ALABAMA (0.1%)
    1,085   Demopolis IDB (LOC - Compass Bank)                       1.50       8/01/2022           1,085
    2,900   Huntsville-Randolph School Educational
              Building Auth. (LOC - Compass Bank)                    1.50       2/01/2038           2,900
                                                                                               ----------
                                                                                                    3,985
                                                                                               ----------
            ARIZONA (0.3%)
    7,940   Health Facilities Auth. (LIQ)(LOC -
              Bank of America, N.A.)(e)                              0.60       2/01/2042           7,940
                                                                                               ----------
            CALIFORNIA (1.8%)
   10,020   Downey School Facilities Financing Auth.
              (LIQ)(LOC - Dexia Credit Local)(e)                     0.74       8/01/2025          10,020
    2,700   Irvine Assessment District No. 07-22
              (LOC - KBC Bank N.V.)                                  0.40       9/02/2032           2,700

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $10,000   Irvine Reassessment District No. 04-20
              (LOC - KBC Bank, N.V.)                                 0.40%      9/02/2050      $   10,000
   10,255   State (LIQ)(LOC - Dexia Credit Local)(e)                 0.94       2/01/2025          10,255
   18,550   State (LIQ)(LOC - Dexia Credit Local)(e)                 0.94       8/01/2027          18,550
    7,570   Victorville Joint Powers Financing Auth.
              (LOC - BNP Paribas)                                    2.95       5/01/2040           7,570
                                                                                               ----------
                                                                                                   59,095
                                                                                               ----------
            COLORADO (1.3%)
    8,915   Arista Metropolitan District (LOC - Compass Bank)        1.55      12/01/2030           8,915
    7,900   Brighton Crossing Metropolitan District No. 4
              (LOC - Compass Bank)                                   1.34      12/01/2034           7,900
   10,000   Broomfield Urban Renewal Auth.
              (LOC - BNP Paribas)                                    1.10      12/01/2030          10,000
    6,350   Cornerstar Metropolitan District
              (LOC - Compass Bank)                                   1.34      12/01/2037           6,350
    3,310   Denver Urban Renewal Auth.
              (LOC - Compass Bank)                                   1.55       9/01/2017           3,310
    5,535   Denver Urban Renewal Auth.
              (LOC - Compass Bank)                                   1.55       9/01/2017           5,535
      645   Denver Urban Renewal Auth.
              (LOC - Compass Bank)                                   1.55       9/01/2017             645
                                                                                               ----------
                                                                                                   42,655
                                                                                               ----------
            CONNECTICUT (0.2%)
    5,920   Health and Educational Facilities Auth.
              (LOC - KBC Bank N.V.)                                  1.25       7/01/2024           5,920
                                                                                               ----------
            ILLINOIS (1.6%)
    8,380   Health Facilities Auth. (LIQ)(LOC -
              Bank of America, N.A.)(e)                              0.60       5/15/2024           8,380
   41,800   State (LIQ)                                              2.90      10/01/2033          41,800
                                                                                               ----------
                                                                                                   50,180
                                                                                               ----------
            KENTUCKY (0.1%)
    4,190   State Property & Buildings Commission (LIQ)
              (LOC - Dexia Credit Local)(e)                          0.74       8/01/2021           4,190
                                                                                               ----------
            LOUISIANA (0.3%)
   10,000   St. James Parish (LOC - Natixis S.A.)                    1.56      11/01/2039          10,000
                                                                                               ----------
            NEW JERSEY (1.4%)
   24,175   EDA (LIQ)(LOC - Dexia Credit Local)(e)                   0.94       9/01/2022          24,175
   10,645   EDA (LIQ)(LOC - Dexia Credit Local)(e)                   0.99       9/01/2025          10,645
   11,570   Washington Township Board of Education
              (INS)(LIQ)(e)                                          0.74       1/01/2028          11,570
                                                                                               ----------
                                                                                                   46,390
                                                                                               ----------

================================================================================

38  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON        FINAL             VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
            NEW YORK (0.4%)
  $10,440   Dormitory Auth. (LIQ)(LOC - Dexia Credit Local)(e)       0.74%      5/15/2022      $   10,440
    2,585   Urban Dev. Corp. (LIQ)(LOC - Dexia Credit Local)(e)      0.74       3/15/2024           2,585
                                                                                               ----------
                                                                                                   13,025
                                                                                               ----------
            NORTH CAROLINA (0.7%)
   20,800   Person County Industrial Facilities and Pollution
              Control Financing Auth. (LOC - Credit Industriel et
              Commercial S.A.)                                       0.70      11/01/2035          20,800
                                                                                               ----------
            PENNSYLVANIA (0.7%)
   13,000   Delaware Valley Regional Finance Auth.
              (LOC - Bayerische Landesbank)                          0.85      12/01/2020          13,000
    8,300   Delaware Valley Regional Finance Auth.
              (LOC - Bayerische Landesbank)                          0.85      12/01/2020           8,300
                                                                                               ----------
                                                                                                   21,300
                                                                                               ----------
            PUERTO RICO (0.6%)
   20,000   Highway & Transportation Auth. (LIQ)
              (LOC - Dexia Credit Local)(e)                          0.94       7/01/2030          20,000
                                                                                               ----------
            TEXAS (0.2%)
    2,990   North East ISD (LIQ)(NBGA)(e)                            0.78       2/01/2028           2,990
    4,400   Weslaco Health Facilities Development Corp.
              (LOC - Compass Bank)                                   1.50       6/01/2031           4,400
                                                                                               ----------
                                                                                                    7,390
                                                                                               ----------
            Total Variable-Rate Demand Notes (cost: $312,870)                                     312,870
                                                                                               ----------

            TOTAL INVESTMENTS (COST: $3,113,848)                                               $3,259,896
                                                                                               ==========

---------------------------------------------------------------------------------------------------------
($ IN 000S)                                        VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)              (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES      OTHER SIGNIFICANT      SIGNIFICANT
                                   IN ACTIVE MARKETS             OBSERVABLE     UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS                 INPUTS           INPUTS        TOTAL
---------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                            $-             $2,793,306               $-   $2,793,306
Put Bonds                                          -                153,720                -      153,720
Variable-Rate Demand Notes                         -                312,870                -      312,870
---------------------------------------------------------------------------------------------------------
Total                                             $-             $3,259,896               $-   $3,259,896
---------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

---------------------------------------------------------------------------------------------------------
                                                                             PERIODIC AUCTION RESET BONDS
---------------------------------------------------------------------------------------------------------
Balance as of March 31, 2011                                                                      $ 1,770
Purchases                                                                                               -
Sales                                                                                              (1,821)
Transfers into Level 3                                                                                  -
Transfers out of Level 3                                                                                -
Net realized gain (loss)                                                                           (4,079)
Change in net unrealized appreciation/depreciation                                                  4,130
---------------------------------------------------------------------------------------------------------
Balance as of March 31, 2012                                                                      $     -
---------------------------------------------------------------------------------------------------------

For the period of April 1, 2011, through March 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

40  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2012

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

  (b) At March 31, 2012, the aggregate market value of securities purchased on a delayed delivery basis was $58,667,000, which included when-issued securities of $56,146,000.

  (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  (d) At March 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

  (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

      buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at March 31, 2012, was $10,046,000, which represented 0.3% of the Fund's net assets.

  (g) Currently the issuer is in default with respect to interest and/or principal payments.

  (h) Security was fair valued at March 31, 2012, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

See accompanying notes to financial statements.

================================================================================

42  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

March 31, 2012

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $3,113,848)        $3,259,896
  Cash                                                                           45
  Receivables:
    Capital shares sold                                                       1,723
    USAA Asset Management Company (Note 6C)                                       3
    USAA Transfer Agency Company (Note 6D)                                        3
    Interest                                                                 37,782
                                                                         ----------
      Total assets                                                        3,299,452
                                                                         ----------
LIABILITIES
  Payables:
    Securities purchased                                                     58,065
    Capital shares redeemed                                                   1,145
    Dividends on capital shares                                               1,865
  Accrued management fees                                                       912
  Accrued transfer agent's fees                                                  25
  Other accrued expenses and payables                                           123
                                                                         ----------
      Total liabilities                                                      62,135
                                                                         ----------
         Net assets applicable to capital shares outstanding             $3,237,317
                                                                         ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                        $3,101,853
  Overdistribution of net investment income                                     (96)
  Accumulated net realized loss on investments                              (10,488)
  Net unrealized appreciation of investments                                146,048
                                                                         ----------
         Net assets applicable to capital shares outstanding             $3,237,317
                                                                         ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $3,231,474/240,909 shares outstanding)    $    13.41
                                                                         ==========
    Adviser Shares (net assets of $5,843/436 shares outstanding)         $    13.41
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended March 31, 2012

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                         $140,420
                                                                           --------
EXPENSES
   Management fees                                                            9,991
   Administration and servicing fees:
       Fund Shares                                                            4,513
       Adviser Shares                                                             8
   Transfer agent's fees:
       Fund Shares                                                            1,156
   Distribution and service fees (Note 6E):
       Adviser Shares                                                            13
   Custody and accounting fees:
       Fund Shares                                                              340
       Adviser Shares                                                             1
   Postage:
       Fund Shares                                                               79
   Shareholder reporting fees:
       Fund Shares                                                               55
   Trustees' fees                                                                13
   Registration fees:
       Fund Shares                                                               58
       Adviser Shares                                                            33
   Professional fees                                                            141
   Other                                                                         51
                                                                           --------
         Total expenses                                                      16,452
   Expenses reimbursed:
       Adviser Shares                                                           (32)
                                                                           --------
         Net expenses                                                        16,420
                                                                           --------
NET INVESTMENT INCOME                                                       124,000
                                                                           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss                                                          (9,229)
  Change in net unrealized appreciation/depreciation                        203,448
                                                                           --------
         Net realized and unrealized gain                                   194,219
                                                                           --------
  Increase in net assets resulting from operations                         $318,219
                                                                           ========

See accompanying notes to financial statements.

================================================================================

44  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended March 31,

--------------------------------------------------------------------------------

                                                                    2012           2011
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                      $  124,000     $  127,070
   Net realized gain (loss) on investments                        (9,229)         2,925
   Change in net unrealized appreciation/depreciation of
       investments                                               203,448        (67,643)
                                                              -------------------------
       Increase in net assets resulting from operations          318,219         62,352
                                                              -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                              (123,746)      (126,872)
       Adviser Shares*                                              (202)          (123)
                                                              -------------------------
           Total distributions of net investment income         (123,948)      (126,995)
                                                              -------------------------
   Net realized gains:
       Fund Shares                                                  (357)        (1,516)
       Adviser Shares*                                                 -             (2)
                                                              -------------------------
           Total distributions of net realized gains                (357)        (1,518)
                                                              -------------------------
   Distributions to shareholders                                (124,305)      (128,513)
                                                              -------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                   243,241            857
   Adviser Shares*                                                   762          5,010
                                                              -------------------------
       Total net increase in net assets from capital
           share transactions                                    244,003          5,867
                                                              -------------------------
   Capital contribution from USAA Transfer Agency
       Company (Note 6D):
       Fund Shares                                                     3              -
                                                              -------------------------
   Net increase (decrease) in net assets                         437,920        (60,294)
NET ASSETS
   Beginning of year                                           2,799,397      2,859,691
                                                              -------------------------
   End of year                                                $3,237,317     $2,799,397
                                                              =========================
Overdistribution of net investment income:
   End of year                                                $      (96)    $      (52)
                                                              =========================

*Adviser Shares were initiated on August 1, 2010.
See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  45

================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund has two classes of shares: Tax Exempt Intermediate-Term Fund Shares (Fund Shares) and Tax Exempt Intermediate-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

46  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

       fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains

================================================================================

48  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $58,065,000; which included when-issued securities of $55,497,000.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended March 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended March 31, 2012, the Fund paid CAPCO facility fees of $16,000, which represents 5.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2012.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications to the statement of

================================================================================

50  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

assets and liabilities to increase overdistribution of net investment income by $96,000, and decrease accumulated net realized loss on investments by $96,000. This includes reclassifications of market discount and distributions for federal income tax purposes. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended March 31, 2012, and March 31, 2011, was as follows:

                                                  2012                  2011
--------------------------------------------------------------------------------
Tax-exempt income                             $123,949,000          $126,995,000
Ordinary income*                                         -               215,000
Net long-term capital gains                        356,000             1,303,000

As of March 31, 2012, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                     $  2,135,000
Accumulated capital and other losses                                  (9,134,000)
Unrealized appreciation                                              144,694,000

* Represents short-term realized capital gains, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At March 31, 2012, the Fund had post-enactment long-term capital loss carryfowards of $7,392,000 and no pre-enactment capital loss carryforwards, for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2012, the Fund deferred to April 1, 2012, post-October capital losses of $1,742,000. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryfowards have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended March 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2012 and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2012, were $376,395,000 and $377,121,000, respectively.

As of March 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was $3,115,202,000.

================================================================================

52  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of March 31, 2012, for federal income tax purposes, were $180,242,000 and $35,548,000, respectively, resulting in net unrealized appreciation of $144,694,000.

(5) CAPITAL SHARE TRANSACTIONS

At March 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                      MARCH 31, 2012                MARCH 31, 2011
----------------------------------------------------------------------------------
                                    SHARES       AMOUNT        SHARES      AMOUNT
                                    ----------------------------------------------
FUND SHARES:
Shares sold                          39,553     $ 519,712       36,071   $ 464,482
Shares issued from reinvested
 dividends                            7,655       100,540        8,003     103,128
Shares redeemed                     (28,804)     (377,011)     (44,383)   (566,753)
                                    ----------------------------------------------
Net increase (decrease) from
 capital share transactions          18,404     $ 243,241         (309)  $     857
                                    ==============================================
ADVISER SHARES
 (INITIATED ON AUGUST 1, 2010):
Shares sold                              56     $     755          379   $   5,010
Shares issued from reinvested
 dividends                                1             8            -           -
Shares redeemed                          (-)*          (1)           -           -
                                    ----------------------------------------------
Net increase from capital
 share transactions                      57     $     762          379   $   5,010
                                    ==============================================

*Represents less than 500 shares.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Intermediate Municipal Debt Funds Index over the performance period. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
----------------------------------------------------------------------------
+/- 0.20% to 0.50%                +/- 0.04%
+/- 0.51% to 1.00%                +/- 0.05%
+/- 1.01% and greater             +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended March 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $9,991,000, which included a performance adjustment for the Fund Shares and Adviser Shares of

================================================================================

54  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    $1,552,000 and $1,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.05% and 0.02%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the year ended March 31, 2012, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $4,513,000 and $8,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2012, the Fund reimbursed the Manager $89,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2012, to limit the annual expenses of the Adviser Shares to 0.75% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the year ended March 31, 2012, the Adviser Shares incurred reimbursable expenses of $32,000, of which $3,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2012, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,156,000 and less than $500, respectively. Additionally, the Fund Shares recorded a receivable from SAS of $3,000 at March 31, 2012, for adjustments related to corrections to shareholder transactions.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended March 31, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $13,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At March 31, 2012, USAA and its affiliates owned 378,000 shares, which represent 86.7% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

56  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(8) NEW ACCOUNTING PRONOUNCEMENTS

FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting the only impact is to the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         YEAR ENDED MARCH 31,
                                  ----------------------------------------------------------------------------
                                        2012            2011             2010             2009            2008
                                  ----------------------------------------------------------------------------
Net asset value at
 beginning of period              $    12.56      $    12.83       $    11.88       $    12.64      $    13.17
                                  ----------------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                   .54             .56              .57              .59             .56
 Net realized and
 unrealized gain (loss)                  .85            (.26)             .96             (.74)           (.51)
                                  ----------------------------------------------------------------------------
Total from investment
 operations                             1.39             .30             1.53             (.15)            .05
                                  ----------------------------------------------------------------------------
Less distributions from:
 Net investment income                  (.54)           (.56)            (.57)            (.59)           (.56)
 Realized capital gains                 (.00)(a)        (.01)            (.01)            (.02)           (.02)
                                  ----------------------------------------------------------------------------
Total distributions                     (.54)           (.57)            (.58)            (.61)           (.58)
                                  ----------------------------------------------------------------------------
Net asset value at
 end of period                    $    13.41      $    12.56       $    12.83       $    11.88      $    12.64
                                  ============================================================================

Total return (%)*                      11.25            2.29            13.07(b)         (1.22)            .44
Net assets at end
 of period (000)                  $3,231,474      $2,794,641       $2,859,691       $2,419,273      $2,677,927
Ratios to average net assets:**
 Expenses(%)(c)                          .54             .52              .47(b)           .45             .51
 Net investment income (%)              4.11            4.35             4.55             4.81            4.35
Portfolio turnover (%)                    13              14                7               13              21

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended March 31, 2012, average net assets were $3,010,345,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2010, SAS reimbursed the Fund Shares $66,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund
    Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratio above.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly.
    The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:

                                        (.00%)(+)       (.00%)(+)        (.00%)(+)        (.00%)(+)       (.01%)
    (+) Represents less than 0.01% of average net assets.

================================================================================

58  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED           PERIOD ENDED
                                                                    MARCH 31,            MARCH 31,
                                                                      2012                 2011***
                                                                ------------------------------------
Net asset value at beginning of period                                $12.56               $13.05
                                                                      ---------------------------
Income (loss) from investment operations:
 Net investment income                                                   .51                  .35
 Net realized and unrealized gain (loss)                                 .85                 (.48)
                                                                      ---------------------------
Total from investment operations                                        1.36                 (.13)
                                                                      ---------------------------
Less distributions from:
 Net investment income                                                  (.51)                (.35)
 Realized capital gains                                                 (.00)(a)             (.01)
                                                                      ---------------------------
Total distributions                                                     (.51)                (.36)
                                                                      ---------------------------
Net asset value at end of period                                      $13.41               $12.56
                                                                      ===========================
Total return (%)*                                                      11.03                (1.04)
Net assets at end of period (000)                                     $5,843               $4,756
Ratios to average net assets:**
 Expenses (%)(b)                                                         .75                  .75(c)
 Expenses, excluding reimbursements (%)(b)                              1.38                 1.56(c)
 Net investment income (%)                                              3.90                 4.15(c)
Portfolio turnover (%)                                                    13                   14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended March 31, 2012, average net assets were $5,177,000. *** Adviser Shares were initiated on August 1, 2010.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

EXPENSE EXAMPLE

March 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2011, through March 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

================================================================================

60  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                     BEGINNING           ENDING          DURING PERIOD*
                                   ACCOUNT VALUE      ACCOUNT VALUE     OCTOBER 1, 2011 -
                                   OCTOBER 1, 2011    MARCH 31, 2012     MARCH 31, 2012
                                   ------------------------------------------------------
FUND SHARES
Actual                               $1,000.00          $1,039.40            $2.80

Hypothetical
 (5% return before expenses)          1,000.00           1,022.25             2.78

ADVISER SHARES
Actual                                1,000.00           1,038.40             3.82

Hypothetical
 (5% return before expenses)          1,000.00           1,021.25             3.79

* Expenses are equal to the annualized expense ratio of 0.55% for Fund Shares and 0.75% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 3.94% for Fund Shares and 3.84% for Adviser Shares for the six-month period of October 1, 2011, through March 31, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  61

================================================================================

TRUSTEES' AND OFFICERS'INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 70 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years; however, this policy may be changed by the Board at any time. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

================================================================================

62  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President and Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO), and USAA Shareholder Account Services
(SAS) (10/09-01/12); President and Director of USAA Financial Advisors, Inc.
(FAI) and USAA Financial Planning Services Agency, Inc. (FPS) (10/09-04/11); Senior Vice President of FPS (04/11-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  63

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

64  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cadogan Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds launched and managed by Cadogan Management, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  65

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President and Director of AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-01/12); Vice President, Fixed Income Investments, IMCO (02/04-02/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-01/12); Managing Director, AIG Investments, (12/03-01/09).

ADYM RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

================================================================================

66  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Investments Compliance, USAA (03/12-present); Assistant Vice President, Mutual Funds Compliance, USAA (09/04-02/12).

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  67

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA
                WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   40857-0512                                (C)2012, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 20, 2011, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 10 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended
March 31,  2012 and 2011 were $226,210 and $268,555, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2012 and 2011 were $64,378 and $63,358, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended March 31, 2012 and 2011.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2012 and 2011.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, AMCO, and the Funds' transfer agent, SAS, for March 31, 2012 and 2011 were $378,534 and $384,316, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2012 and 2011 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (AMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2012

By:*     /s/ Adym W. Rygmyr
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/29/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/29/2012
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/25/2012
         ------------------------------
*Print the name and title of each signing officer under his or her signature.